UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60187

Form 13F File Number:  28-2784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria Cesario DeNicolo
Title:  Secretary
Phone:  630-462-9800

Signature, Place, and Date of Signing




    /s/ Maria Cesario DeNicolo      Wheaton, IL   November 10, 2004

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 110

Form 13F Information Table Value Total: $46,656
List of Other Included Managers:
             Monetta Fund


                                                  Monetta Financial Services, Inc.
                                                              FORM 13F
                                                         September 30, 2004

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8X8, Inc.                      COM              282914100       41    11000 SH       Sole                    11000
Abbott Laboratories            COM              002824100      212     5000 SH       Sole                     5000
Aetna, Inc.                    COM              00817Y108      560     5600 SH       Sole                     5600
Alcoa, Inc.                    COM              013817101      437    13000 SH       Sole                    13000
Allstate Corp.                 COM              020002101      432     9000 SH       Sole                     9000
Amerada Hess Corp.             COM              023551104      267     3000 SH       Sole                     3000
American Express Co.           COM              025816109      515    10000 SH       Sole                    10000
Amgen, Inc.                    COM              031162100      538     9500 SH       Sole                     9500
Arch Coal, Inc.                COM              039380100      284     8000 SH       Sole                     8000
BB&T Corp.                     COM              054937107      377     9500 SH       Sole                     9500
BJ Services Co.                COM              055482103      508     9700 SH       Sole                     9700
BP PLC-Spons ADR               COM              055622104     1093    19000 SH       Sole                    19000
Baker Hughes, Inc.             COM              057224107      315     7200 SH       Sole                     7200
Bank of America Corp.          COM              060505104      867    20000 SH       Sole                    20000
Baxter Int'l, Inc.             COM              071813109      328    10200 SH       Sole                    10200
Boeing Co.                     COM              097023105      418     8100 SH       Sole                     8100
Burlington Resources, Inc.     COM              122014103      286     7000 SH       Sole                     7000
CVS Corp.                      COM              126650100      295     7000 SH       Sole                     7000
Cal Dive Int'l, Inc.           COM              127914109      712    20000 SH       Sole                    20000
Carnival Corp.                 COM              143658300      203     4300 SH       Sole                     4300
Centex Corp.                   COM              152312104      722    14300 SH       Sole                    14300
ChevronTexaco Corp.            COM              166764100      322     6000 SH       Sole                     6000
Cisco Systems, Inc.            COM              17275R102      199    11000 SH       Sole                    11000
Citigroup, Inc.                COM              172967101      287     6500 SH       Sole                     6500
Cree, Inc.                     COM              225447101      290     9500 SH       Sole                     9500
D.R. Horton, Inc.              COM              23331A109      430    13000 SH       Sole                    13000
E*Trade Financial Corp.        COM              269246104      114    10000 SH       Sole                    10000
Eastman Kodak Co.              COM              277461109      661    20500 SH       Sole                    20500
Ensco Int'l, Inc.              COM              26874Q100      235     7200 SH       Sole                     7200
Exelon Corp.                   COM              30161N101      437    11900 SH       Sole                    11900
Exxon Mobil Corp.              COM              30231G102     1315    27200 SH       Sole                    27200
FedEx Corp.                    COM              31428X106      514     6000 SH       Sole                     6000
Federated Department Stores, I COM              31410H101      227     5000 SH       Sole                     5000
First Data Corp.               COM              319963104      759    17450 SH       Sole                    17450
First Horizon Nat'l Corp.      COM              320517105      304     7000 SH       Sole                     7000
Florida Rock Industries, Inc.  COM              341140101      245     5000 SH       Sole                     5000
Genentech, Inc.                COM              368710406      210     4000 SH       Sole                     4000
General Dynamics Corp.         COM              369550108      204     2000 SH       Sole                     2000
General Electric Co.           COM              369604103      571    17000 SH       Sole                    17000
Genzyme Corp.                  COM              372917104      245     4500 SH       Sole                     4500
H & R Block, Inc.              COM              093671105      213     4300 SH       Sole                     4300
Haemonetics Corp.              COM              405024100      328    10000 SH       Sole                    10000
Harrah's Entertainment, Inc.   COM              413619107      212     4000 SH       Sole                     4000
Hasbro, Inc.                   COM              418056107      188    10000 SH       Sole                    10000
Henry Schein, Inc.             COM              806407102      224     3600 SH       Sole                     3600
Home Depot, Inc.               COM              437076102      353     9000 SH       Sole                     9000
Hovnanian Enterprises, Inc. -  COM              442487203     1135    28300 SH       Sole                    28300
IMC Global, Inc.               COM              449669100      174    10000 SH       Sole                    10000
Inco Ltd.                      COM              453258402      234     6000 SH       Sole                     6000
Int'l Business Machines Corp.  COM              459200201      446     5200 SH       Sole                     5200
Intel Corp.                    COM              458140100      211    10500 SH       Sole                    10500
J.P. Morgan Chase & Co.        COM              46625H100      664    16720 SH       Sole                    16720
JDS Uniphase Corp.             COM              46612J101       47    14000 SH       Sole                    14000
Johnson & Johnson              COM              478160104     1115    19800 SH       Sole                    19800
Kraft Foods, Inc. - CL A       COM              50075N104      222     7000 SH       Sole                     7000
Laboratory Corp. of America Ho COM              50540r409      306     7000 SH       Sole                     7000
Lennar Corp. - CL A            COM              526057104      476    10000 SH       Sole                    10000
Linear Technology Corp.        COM              535678106      254     7000 SH       Sole                     7000
Lockheed Martin Corp.          COM              539830109      558    10000 SH       Sole                    10000
Lucent Technologies, Inc.      COM              549463107      114    36000 SH       Sole                    36000
Lyondell Chemical Co.          COM              552078107      258    11500 SH       Sole                    11500
M&T Bank Corp.                 COM              55261F104      412     4300 SH       Sole                     4300
M.D.C. Holdings, Inc.          COM              552676108      987    13500 SH       Sole                    13500
MGM Mirage, Inc.               COM              552953101      447     9000 SH       Sole                     9000
Marathon Oil Corp.             COM              565849106      392     9500 SH       Sole                     9500
Masco Corp.                    COM              574599106      207     6000 SH       Sole                     6000
McDonald's Corp.               COM              580135101      238     8500 SH       Sole                     8500
Microsoft Corp.                COM              594918104     1319    47700 SH       Sole                    47700
Mohawk Industries, Inc.        COM              608190104      357     4500 SH       Sole                     4500
National City Corp.            COM              635405103      386    10000 SH       Sole                    10000
Newmont Mining Corp.           COM              651639106      273     6000 SH       Sole                     6000
Nike, Inc. - CL B              COM              654106103      591     7500 SH       Sole                     7500
Northern Trust Corp.           COM              665859104      294     7200 SH       Sole                     7200
Olin Corp.                     COM              680665205      200    10000 SH       Sole                    10000
Oracle Corp.                   COM              68389X105      132    11700 SH       Sole                    11700
Orleans Homebuilders, Inc.     COM              686588104      225    10000 SH       Sole                    10000
PETsMart, Inc.                 COM              716768106      341    12000 SH       Sole                    12000
Parexel Int'l Corp.            COM              699462107      235    12000 SH       Sole                    12000
Peabody Energy Corp.           COM              704549104      375     6300 SH       Sole                     6300
Phelps Dodge Corp.             COM              717265102      598     6500 SH       Sole                     6500
Procter & Gamble Co.           COM              742718109      487     9000 SH       Sole                     9000
Pulte Homes, Inc.              COM              745867101      761    12400 SH       Sole                    12400
Quest Diagnostics, Inc.        COM              74834L100      988    11200 SH       Sole                    11200
Rohm and Haas Co.              COM              775371107      236     5500 SH       Sole                     5500
SBC Communications, Inc.       COM              78387G103      415    16000 SH       Sole                    16000
Schlumberger Ltd.              COM              806857108      606     9000 SH       Sole                     9000
Sirius Satellite Radio, Inc.   COM              82966U103      128    40000 SH       Sole                    40000
Skyworks Solutions, Inc.       COM              83088M102       95    10000 SH       Sole                    10000
Southwest Airlines Co.         COM              844741108      300    22000 SH       Sole                    22000
Staples, Inc.                  COM              855030102      239     8000 SH       Sole                     8000
Sunoco, Inc.                   COM              86764P109      555     7500 SH       Sole                     7500
Taiwan Semiconductor - SP ADR  COM              874039100       74    10422 SH       Sole                    10422
Tellabs, Inc.                  COM              879664100       92    10000 SH       Sole                    10000
Texas Instruments, Inc.        COM              882508104      213    10000 SH       Sole                    10000
The AES Corp.                  COM              00130H105      383    38300 SH       Sole                    38300
The Bank of New York Co., Inc. COM              064057102      452    15500 SH       Sole                    15500
The Goldman Sachs Group, Inc.  COM              38141G104      373     4000 SH       Sole                     4000
Tidewater, Inc.                COM              886423102      391    12000 SH       Sole                    12000
Toll Brothers, Inc.            COM              889478103     1390    30000 SH       Sole                    30000
U.S. Bancorp                   COM              902973304      275     9500 SH       Sole                     9500
UnitedHealth Group, Inc.       COM              91324P102     1069    14500 SH       Sole                    14500
VERITAS Software Corp.         COM              923436109      178    10000 SH       Sole                    10000
Valero Energy Corp.            COM              91913Y100      241     3000 SH       Sole                     3000
Verizon Communications, Inc.   COM              92343V104      433    11000 SH       Sole                    11000
W.W. Grainger, Inc.            COM              384802104      231     4000 SH       Sole                     4000
Wachovia Corp.                 COM              929771103      446     9500 SH       Sole                     9500
Wal-Mart Stores, Inc.          COM              931142103     1197    22500 SH       Sole                    22500
Watson Pharmaceuticals, Inc.   COM              942683103      471    16000 SH       Sole                    16000
Wells Fargo & Co.              COM              949746101      793    13300 SH       Sole                    13300
Zions Bancorp.                 COM              989701107      427     7000 SH       Sole                     7000
                                                            46,656